Trade Accounts Receivable - Summary of Movements in Allowance for Doubtful Accounts (Detail) - Trade receivables [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade Accounts Receivable [Line Items]
Beginning balance	$ (30,622)	$ (136,415)	$ (152,998)
Bad debt expense	(12,006)	(14,327)	(15,285)
Write-offs		105,236	9,905
Reversal of bad debts	11,100	14,884	24,891
Increased for MBJA´s consolidation			(2,928)
Ending balance	$ (31,528)	$ (30,622)	$ (136,415)